Annual Fund Operating Expenses	Apr. 30, 2025
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.04%
Other Expenses before Short Sale Dividend and Interest Expenses	0.02%
Short Sale Dividend and Interest Expense	0.01%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.06%	[3]
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.25%
Other Expenses before Short Sale Dividend and Interest Expenses	0.02%
Short Sale Dividend and Interest Expense	0.01%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	1.16%	[3]
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Supra Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[4]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.06%
Other Expenses before Short Sale Dividend and Interest Expenses	0.02%
Short Sale Dividend and Interest Expense	0.01%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.03%)	[5]
Net Expenses (as a percentage of Assets)	1.00%	[6]
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | FPA Flexible Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2026
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | FPA Flexible Fixed Income Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.07%
Other Expenses before Short Sale Dividend and Interest Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.07%)	[7]
Net Expenses (as a percentage of Assets)	0.55%
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | FPA Flexible Fixed Income Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.10%
Other Expenses before Short Sale Dividend and Interest Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.05%)	[7]
Net Expenses (as a percentage of Assets)	0.60%

[1]	The Management fees include both the advisory fee of 0.93% and class-specific administrative service fee of 0.07%. For additional information about the administrative service fee please see the section titled "Management of the Fund."
[2]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for operating expenses in excess of 0.05% of the average net assets of the Institutional Class shares of the Fund, and in excess of 0.15% of the average net assets of the Investor Class shares of the Fund, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expenses, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, through April 30, 2026. The Adviser has also contractually agreed to reimburse the Fund for redemption liquidity service expenses in excess of 0.0044% of the average net assets of the Institutional Class and Investor Class shares of the Fund through April 30, 2026. These agreements may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the investment advisory agreement.
[3]	Total Annual Operating Expenses after Expense Reimbursement is 1.05% and 1.15% for the Institutional Class and Investor Class, respectively, excluding Short Sale Dividend and Interest Expense.
[4]	The management fees include both an advisory fee of 0.93% and class-specific administrative service fee of 0.01%. For additional information about the administrative service fee, please see the section titled "Management of the Fund."
[5]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for operating expenses in excess of 0.05% of the average net assets of the Fund, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expenses, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, through April 30, 2026. The Adviser has also contractually agreed to reimburse the Fund for redemption liquidity service expenses in excess of 0.0044% of the average net assets of the Fund through April 30, 2026. These agreements may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the investment advisory agreement.
[6]	Total Annual Operating Expenses after Expense Reimbursement is 0.99% excluding Short Sale Dividend and Interest Expense.
[7]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, redemption liquidity service expenses, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.554% of the average net assets of the Fund attributable to the Institutional Class and 0.604% of the average net assets of the Fund attributable to the Advisor Class for the period ending June 30, 2026. Any expenses reimbursed to the Fund by FPA during any of the previous 36 months may be recouped by FPA, provided the Fund's Total Annual Fund Operating Expenses do not exceed 0.64% of the average net assets of the Fund attributable to the Institutional Class and 0.74% of the average net assets of the Fund attributable to the Advisor Class for any subsequent calendar year, regardless of whether there is a then-effective higher expense limit. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.